SHARE-BASED PAYMENTS (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 24, 2017 CNY (¥)	Apr. 30, 2016 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		50% of the options granted will generally vest in four or five equal installments over a service period (the 2016 Service Options) while the remaining 50% of the options will vest in two equal installments of 25% each if a fixed targeted return on the Companys ordinary shares is achieved (the 2016 Market Options).
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $				$ 2,802
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation			¥ 95,307	14,648	¥ 0	¥ 0
Share Incentive Plan 2016 [Member]
Share-based Compensation	¥ 90,335		95,307	$ 14,648
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | ¥			¥ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			5,709,509	5,709,509
Share Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years	10 years
Equity Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					7,000,000
2017 Modification Date [Member]
Share-based Compensation			¥ 2,329	$ 358
Employee [Member] | Equity Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		5,985,000